Related Party Transactions (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Related Party [Member]
Related Party Transactions [Line Items]
Due from related party		$ 14,339
Mr. Hengquan Zhang [Member]
Related Party Transactions [Line Items]
Due from related party	34
Mr. Fujun Yu [Member]
Related Party Transactions [Line Items]
Due from related party	$ 7,460